UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2005
Check here if Amendment [   ]; Amendment Number:___
This Amendment (Check only one):
[    ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 028-10731

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all infor-mation contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas F. Flynn
Title:           Treasurer
Phone:         212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn    New York NY  July 29, 2005

Report Type (Check only one):
[   X ]  13F HOLDINGS REPORT.
[    ]  13F NOTICE.
[    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    -0-
Form 13F Information Table Entry Total:             44
Form 13F Information Table Value Total:        $166,642

List of Other Included Managers: NONE


Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None	Voting	Sole
			* 1000			/CALL	Discretion					Authority
AP PHARMA INC	COMMON STOCK	00202J104	1090	654000	SH		SOLE		654000				654000
ABAXIS INC	COMMON STOCK	002567105	5585	513350	SH		SOLE		513350				513350
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	1277	691100	SH		SOLE		691100				691100
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	2196	355000	SH		SOLE		355000				355000
BEI TECHNOLOGIES INC	COMMON STOCK	05538P104	7737	290000	SH		SOLE		290000				290000
CELADON GROUP INC	COMMON STOCK	150838100	5813	341966	SH		SOLE		341966				341966
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	5253	1667700	SH		SOLE		1667700				1667700
DOT HILL SYS CORP	COMMON STOCK	25848T109	9222	1760000	SH		SOLE		1760000				1760000
EP MEDSYSTEMS INC	COMMON STOCK	26881P103	1759	565600	SH		SOLE		565600				565600
FORGENT NETWORKS INC	COMMON STOCK	34629U103	1380	939000	SH		SOLE		939000				939000
***FUEL-TECH NV	COMMON STOCK	359523107	5707	943280	SH		SOLE		943280				943280
GP STRATEGIES CORP	COMMON STOCK	36225V104	4627	568400	SH		SOLE		568400				568400
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	3518	722516	SH		SOLE		722516				722516
HYPERCOM CORP	COMMON STOCK	44913M105	4881	754400	SH		SOLE		754400				754400
IMERGENT INC	COMMON STOCK	45247Q100	12644	1192800	SH		SOLE		1192800				1192800
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	4933	522000	SH		SOLE		522000				522000
INFOCROSSING INC	COMMON STOCK	45664X109	7016	562623	SH		SOLE		562623				562623
***INFONOW CORPORATION	COMMON STOCK	456664309	244	443385	SH		SOLE		443385				443385
INTER TEL INC	COMMON STOCK	458372109	3555	191000	SH		SOLE		191000				191000
JARDEN CORP	COMMON STOCK	471109108	1618	30000	SH		SOLE		30000				30000
KEYNOTE SYS INC	COMMON STOCK	493308100	233	20000	SH		SOLE		20000				20000
LANDEC CORP	COMMON STOCK	514766104	2021	311000	SH		SOLE		311000				311000
LIFETIME HOAN CORP	COMMON STOCK	531926103	2191	112200	SH		SOLE		112200				112200
LIFECELL CORP	COMMON STOCK	531927101	791	50000	SH		SOLE		50000				50000
LIFETIME BRANDS INC	COMMON STOCK	53222Q103	867	44400	SH		SOLE		44400				44400
***MDC PARTNERS INC	COMMON STOCK	552697104	11987	1416876	SH		SOLE		1416876				1416876
MIKOHN GAMING CORP	COMMON STOCK	59862K108	1914	130000	SH		SOLE		130000				130000
MONOLITHIC SYSTEM TECHNOLOGY	COMMON STOCK	609842109	7547	1500350	SH		SOLE		1500350				1500350
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	3105	305952	SH		SOLE		305952				305952
NATIONAL PATENT DEVELOPMENT	COMMON STOCK	637132101	510	200000	SH		SOLE		200000				200000
NEOWARE SYSTEMS INC	COMMON STOCK	64065P102	687	67100	SH		SOLE		67100				67100
NESTOR INC	COMMON STOCK	641074505	1800	300000	SH		SOLE		300000				300000
NEWTEK BUSINESS SERVICES INC	COMMON STOCK	652526104	549	244000	SH		SOLE		244000				244000
ORTHOVITA INC	COMMON STOCK	68750U102	236	60000	SH		SOLE		60000				60000
PHOTOMEDEX INC	COMMON STOCK	719358103	5768	2541000	SH		SOLE		2541000				2541000
REWARDS NETWORK INC	COMMON STOCK	761557107	676	125100	SH		SOLE		125100				125100
S1 CORP	COMMON STOCK	78463B101	378	80200	SH		SOLE		80200				80200
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	8689	702352	SH		SOLE		702352				702352
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	4158	930000	SH		SOLE		930000				930000
ULTIMATE SOFTWARE GROUP	COMMON STOCK	90385D107	1640	100000	SH		SOLE		100000				100000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	6778	408565	SH		SOLE		408565				408565
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	7136	304800	SH		SOLE		304800				304800
***AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	6047	395700	SH		SOLE		395700				395700
TEEKAY SHIPPING CORP	COMMON STOCK	Y856W103	878	20000	SH		SOLE		20000				20000

			166642				No. of Other Managers	0